Inventory (Tables)	9 Months Ended
Sep. 30, 2019
Inventory [Abstract]
Schedule Of Inventory

	September 30, 2019	December 31, 2018
Finished goods	$1,308	$948
Raw materials	621	401
	$1,929	$1,349